Major Customers	12 Months Ended
Dec. 31, 2012
Major Customers [Abstract]
Major Customers
 (13) Major Customers

The top five customers accounted for approximately 24.0%, 20.0% and 20.0% of the Company's net sales for the years ended December 31, 2012, 2011 and 2010, respectively. Net sales for one customer in the Company's North American segment (Mattress Firm) represented more than 10.0% of consolidated net sales for the year ended December 31, 2012. The top five customers also accounted for approximately 29.0% and 19.0% of accounts receivable as of December 31, 2012 and 2011, respectively.